Income Taxes (Details) (USD $)	Jun. 30, 2012
Deferred tax assets:
Federal net operating loss	$ 4,100
State net operating loss	1,600
Total deferred tax assets	5,700
Less valuation allowance	(5,700)
Net deferred tax assets